UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22212
CALVERT SAGE FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2008

Item 1. Schedule of Investments.
CALVERT LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

EQUITY SECURITIES - 96.1%	SHARES	VALUE

Automobiles - 1.2%
Honda Motor Co. Ltd. (ADR)	34,500	$736,230

Capital Markets - 4.9%
AllianceBernstein Holding LP	27,500	571,725
Bank of New York Mellon Corp.	39,234	1,111,499
Goldman Sachs Group, Inc.	4,200	354,438
Legg Mason, Inc.	30,300	663,873
Morgan Stanley	27,100	434,684

		3,136,219

Chemicals - 1.3%
Dow Chemical Co.	56,700	855,603

Commercial Banks - 0.7%
Wells Fargo & Co.	15,100	445,148

Communications Equipment - 5.1%
Cisco Systems, Inc.*	94,200	1,535,460
Motorola, Inc.	155,400	688,422
Nokia Oyj (ADR)	67,400	1,051,440

		3,275,322

Computers & Peripherals - 2.1%
International Business Machines Corp.	15,800	1,329,728

Consumer Finance - 2.4%
American Express Co.	33,600	623,280
Capital One Financial Corp.	15,100	481,539
Discover Financial Services	41,700	397,401

		1,502,220

Diversified Financial Services - 3.8%
Bank of America Corp.	48,292	679,951
Citigroup, Inc.	97,400	653,554
JPMorgan Chase & Co.	33,464	1,055,120

		2,388,625

EQUITY SECURITIES - 96.1%	SHARES	VALUE

Diversified Telecommunication Services - 6.4%
AT&T, Inc.	62,800	1,789,800
Frontier Communications Corp.	96,100	839,914
Verizon Communications, Inc.	42,000	1,423,800

		4,053,514

Electric Utilities - 4.4%
Duke Energy Corp.	97,648	1,465,697
Southern Co.	36,100	1,335,700

		2,801,397

Electrical Equipment - 2.2%
Emerson Electric Co.	37,600	1,376,536

Electronic Equipment & Instruments - 1.2%
Tyco Electronics Ltd.	48,325	783,348

Food & Staples Retailing - 6.0%
CVS Caremark Corp.	34,600	994,404
Kroger Co.	29,900	789,659
Walgreen Co.	43,000	1,060,810
Wal-Mart Stores, Inc.	16,800	941,808

		3,786,681

Food Products - 4.1%
Kraft Foods, Inc.	40,601	1,090,137
Unilever NV	62,200	1,527,010

		2,617,147

Health Care Equipment & Supplies - 1.5%
Covidien Ltd.	26,925	975,762

Health Care Providers & Services - 2.7%
WellPoint, Inc.*	41,300	1,739,969

Household Durables - 1.0%
Sony Corp. (ADR)	27,700	605,799

Industrial Conglomerates - 5.8%
3M Co.	25,600	1,473,024
General Electric Co.	88,700	1,436,940
Tyco International Ltd.	36,025	778,140

		3,688,104

EQUITY SECURITIES - 96.1%	SHARES	VALUE

Insurance - 5.9%
Allstate Corp.	21,400	701,064
Berkshire Hathaway, Inc. Class B*	210	674,940
Genworth Financial, Inc.	65,200	184,516
MetLife, Inc.	32,700	1,139,922
Travelers Co.’s, Inc.	24,000	1,084,800

		3,785,242

Media - 5.6%
CBS Corp., Class B	53,974	442,047
Comcast Corp.	62,100	1,048,248
Gannett Co., Inc.	34,000	272,000
News Corp., Class B	59,700	571,926
Time Warner, Inc.	121,100	1,218,266

		3,552,487

Metals & Mining - 2.0%
Newmont Mining Corp.	32,000	1,302,400

Oil, Gas & Consumable Fuels - 17.4%
Anadarko Petroleum Corp.	44,800	1,727,040
BP plc (ADR)	42,400	1,981,776
ConocoPhillips	30,654	1,587,877
Devon Energy Corp.	20,800	1,366,768
Marathon Oil Corp.	58,000	1,586,880
Royal Dutch Shell plc (ADR)	32,400	1,715,256
Spectra Energy Corp.	70,424	1,108,474

		11,074,071

Pharmaceuticals - 6.0%
GlaxoSmithKline plc (ADR)	33,000	1,229,910
Johnson & Johnson	13,700	819,671
Pfizer, Inc.	98,800	1,749,748

		3,799,329

Software - 2.1%
Microsoft Corp.	69,400	1,349,136

Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp.*	110,800	202,764

Total Equity Securities (Cost $95,208,491)		61,162,781

TOTAL INVESTMENTS (Cost $95,208,491) - 96.1%		61,162,781
Other assets and liabilities, net - 3.9%		2,472,743

NET ASSETS - 100%		$63,635,524

* Non-income producing security.
Abbreviations:
ADR: American Depository Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Large Cap Value Fund (the “Fund”), the sole series of Calvert SAGE Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as a Maryland business trust on June 9, 2008. On November 28, 2008, the Fund sold 10,000 shares (“initial shares”) valued at $100,000, to Calvert Asset Management Company, Inc. The Fund began operations on December 12, 2008 and offers three separate classes of shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
On December 12, 2008, the Fund, through its Class A and Class Y shares, acquired substantially all of the net assets of the Summit Mutual Funds, Inc. Everest Fund pursuant to the Agreement and Plan of Reorganization dated October 31, 2008 and approved by shareholders on December 5, 2008. The acquisition was accomplished by a transfer of all assets and assumption of certain liabilities of the Everest Fund (valued at $61,753,526) to the Fund. Following the transfer, 80,785 and 1,738,993 Class A and Class Y shares, respectively, of the Fund were distributed to shareholders in liquidation of the Everest Fund’s Class A and Class I shares, respectively. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Fund or its shareholders. To facilitate the reorganization, a reverse stock split of the initial shares outstanding on December 12, 2008 was effected to adjust the net asset value of the Calvert Large Cap Value Fund to be the same as that of the Everest Fund on the same date. The aggregate net assets of the Calvert Large Cap Value Fund and Everest Fund immediately before the acquisition were $100,000 and $61,753,526, respectively.

For financial reporting purposes, the Everest Fund, which commenced operations on December 29, 1999, has been deemed the accounting survivor.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2008, there were no securities fair valued under the direction of the Board of Directors.
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$61,162,781
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$61,162,781

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
NOTE B — TAX INFORMATION
The cost of investments owned at December 31, 2008 for federal income tax purposes was $95,176,325. Net unrealized depreciation aggregated $34,013,544 of which $1,051,407 related to appreciated securities and $35,064,951 related to depreciated securities.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
          Filed herewith.
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT SAGE FUND

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
Chairperson and President — Principal Executive Officer
Date: February 26, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
Chairperson and President — Principal Executive Officer
Date: February 26, 2009

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: February 26, 2009